Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of finance expense [abstract]
Interest on loans, borrowings and bank overdrafts		₨ 5,368		₨ 7,124	₨ 6,893
Interest on lease liabilities		1,956		1,593	1,334
Interest on liability on written put options to non-controlling interests		585		530	33
Other finance expenses	[1]	6,668		5,523	4,292
Total		₨ 14,577	$ 156	₨ 14,770	₨ 12,552

[1]	Includes gain on remeasurement of written put options amounting to ₹ 385 for the year ended March 31, 2026.